SHARE CAPITAL - REGISTERED, ISSUED AND FULLY PAID - NARRATIVE (Details)	2 Months Ended	7 Months Ended	10 Months Ended
	Feb. 14, 2013 HKD ($)	Jul. 31, 2001 CNY (¥) ¥ / shares shares	Oct. 31, 2000 HKD ($)	Oct. 31, 2000 USD ($)	Dec. 31, 2017 ¥ / shares	Dec. 31, 2016 ¥ / shares	Dec. 31, 2015 ¥ / shares shares	Feb. 11, 2015 shares	Dec. 31, 2014 ¥ / shares shares	Dec. 31, 2013 ¥ / shares shares	Jun. 30, 2013 shares	May 29, 2013 shares	Feb. 14, 2013 ¥ / shares shares	Dec. 31, 2012 ¥ / shares shares	Dec. 31, 2011 ¥ / shares shares	Dec. 31, 2010 item ¥ / shares shares	Oct. 31, 2000 ¥ / shares shares	Jul. 25, 2000 ¥ / shares shares	Feb. 25, 2000 ¥ / shares shares
Disclosure of classes of share capital [line items]
Number of shares issued								121,071,209,646											68,800,000,000
Par value per share | ¥ / shares																		¥ 1.00	¥ 1.00
Conversion from retained earnings and share premium
Disclosure of classes of share capital [line items]
Number of shares converted from retained earnings pursuant to shareholders' approval												2
Number of share premium transfer to share capital												1
Outside PRC [member]
Disclosure of classes of share capital [line items]
Par value per share | ¥ / shares																		¥ 1.00
Outside PRC [member] | Global initial public offering | Sinopec Group Company [member]
Disclosure of classes of share capital [line items]
Number of shares issued																	1,678,049,000
Par value per share | ¥ / shares																	¥ 1.00
A shares
Disclosure of classes of share capital [line items]
Par value per share | ¥ / shares					¥ 1.00	¥ 1.00
A shares | Global initial public offering
Disclosure of classes of share capital [line items]
Number of shares issued		2,800,000,000
Par value per share | ¥ / shares		¥ 1.00
Share price | ¥		¥ 4.22
A shares | Exercise of warrants
Disclosure of classes of share capital [line items]
Par value per share | ¥ / shares																¥ 1.00
A shares | Exercise of warrants | Bonds with Warrants
Disclosure of classes of share capital [line items]
Number of shares issued																88,774
Number of warrants entitled to bonds with warrants | item																188,292
A shares | Conversion of convertible instruments | 2011 Convertible Bonds [member]
Disclosure of classes of share capital [line items]
Number of shares issued							2,790,814,006		1,715,081,853	114,076				117,724,450	34,662
Par value per share | ¥ / shares							¥ 1.00		¥ 1.00	¥ 1.00				¥ 1.00	¥ 1.00
A shares | Conversion from retained earnings and share premium
Disclosure of classes of share capital [line items]
Number of shares issued											21,011,962,225
H shares (including American Depositary Shares) | Outside PRC [member] | Global initial public offering
Disclosure of classes of share capital [line items]
Number of shares issued																	15,102,439,000
H shares
Disclosure of classes of share capital [line items]
Par value per share | ¥ / shares					¥ 1.00	¥ 1.00
H shares | The Placing [member]
Disclosure of classes of share capital [line items]
Number of shares issued													2,845,234,000
Par value per share | ¥ / shares													¥ 1.00
Share price | $	$ 8.45
Aggregate gross proceeds from Placing | $	24,042,227,300.00
Aggregate net proceeds from Placing | $	$ 23,970,100,618.00
H shares | Conversion from retained earnings and share premium
Disclosure of classes of share capital [line items]
Number of shares issued											5,887,716,600
H shares | Outside PRC [member] | Global initial public offering
Disclosure of classes of share capital [line items]
Number of shares issued																	12,521,864,000
Share price | $			$ 1.59
American Depositary Shares | Global initial public offering
Disclosure of classes of share capital [line items]
Number of H shares each American Depositary Share represents																	100
American Depositary Shares | Outside PRC [member] | Global initial public offering
Disclosure of classes of share capital [line items]
Number of shares issued																	25,805,750
Share price | $				$ 20.645
Maximum [member]
Disclosure of classes of share capital [line items]
Number of shares issued																		88,300,000,000
Maximum [member] | Outside PRC [member]
Disclosure of classes of share capital [line items]
Number of shares issued																		19,500,000,000
Maximum [member] | Outside PRC [member] | Sinopec Group Company [member]
Disclosure of classes of share capital [line items]
Number of shares issued																		3,500,000,000